Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Current
Accrued compensation to employees	385	290
Accrued expenses	376	399
Withholding taxes and others (1)	190	189
Retention money	20	34
Liabilities of controlled trusts	21	22
Liability towards contingent consideration (Refer note 2.9)	6	7
Deferred rent (1)	4	–
Others	34	13
	1,036	954
Non-current
Liability towards contingent consideration (Refer note 2.9)	2	6
Accrued compensation to employees	–	5
Accrued gratuity (Refer note 2.12.1) (1)	4	–
Deferred income - government grant on land use rights (1)	7	6
Deferred income (1)	5	7
Deferred rent (1)	24	–
	42	24
	1,078	978
Financial liabilities included in other liabilities	844	776
Contingent consideration on undiscounted basis	8	14

(1)	Non-financial liabilities